Supplementary cash flow information	12 Months Ended
Dec. 31, 2017
Statement of cash flows [abstract]
Supplementary cash flow information
Supplementary cash flow information

Supplementary disclosure of cash flow information is provided in the table below:

Non-cash (credits) charges:

	2017	2016
	$	$

Depreciation and depletion	160,469	172,324
Delivery into prepaid sales (Note 13)	(60,000)	—
Share-based payments (Note 12)	18,127	13,651
Gain on sale of Lynn Lake royalty (Note 8)	(6,593)	—
Write-down of mineral property interests (Note 8)	4,150	5,068
Provision for non-recoverable input taxes	2,180	2,767
Unrealized loss on fair value of convertible notes (Note 10)	11,144	46,742
Loss on sale of mineral properties (Note 8)	—	9,886
Unrealized gain on derivative instruments (Note 14)	(9,684)	(22,697)
Write-down of long-term investments (Note 7)	1,613	2,856
Deferred income tax (recovery) expense (Note 16)	(20,170)	4,866
Accretion of mine restoration provisions (Note 11)	1,855	1,144
Other	6,727	8,827
	109,818	245,434

Changes in non-cash working capital:

	2017	2016
	$	$

Accounts receivable and prepaids	(6,768)	3,728
Value-added and other tax receivables	(4,441)	1,713
Inventories	(58,059)	(17,855)
Accounts payable and accrued liabilities	20,386	10,429
Current taxes payables	9,201	3,996
	(39,681)	2,011

Other exploration and development:

	2017	2016
	$	$

Fekola Mine, exploration	(8,441)	(3,698)
Otjikoto Mine, exploration	(1,220)	(1,994)
Masbate Mine, exploration	(4,668)	(4,492)
Libertad Mine, exploration	(6,751)	(4,269)
Limon Mine, exploration	(6,362)	(3,453)
Kiaka Project, exploration	(4,512)	(3,229)
Fekola Regional, exploration	(6,245)	(5,165)
Ondundu Project, exploration	(3,116)	(1,572)
Toega Project, exploration	(5,784)	(3,007)
Other	(6,574)	(6,157)
	(53,673)	(37,036)

Non-cash investing and financing activities:

	2017	2016
	$	$

Common shares issued for mineral property interests	—	1,716
Share-based payments, capitalized to mineral property interests	3,622	1,167
Interest expense, capitalized to mining interests	20,052	10,675
Change in current liabilities relating to mineral property expenditures	(6,759)	11,253
Common shares issued for purchase of non-controlling interest	(2,000)	—
Foreign exchange loss on Fekola equipment loan facility	(4,776)	—